RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Disclosure of transactions between related parties
Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" and "restructuring, acquisition and other" was as follows:

	Years ended December 31
(In millions of dollars)	2025	2024

Salaries and other short-term employee benefits	12	20
Post-employment benefits	2	2
Stock-based compensation [1]	35	34

Total compensation	49	56
[1]    Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.
We carried out the following business transactions with our associates and joint arrangements. MLSE activity is included prior to July 1, 2025 when the MLSE Transaction closed and activity related to MLSE's associates (see note 20) is included from July 1, 2025.

	Years ended December 31
(In millions of dollars)	2025	2024

Revenue	51	45
Purchases and lease payments	174	231
Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2025	2024

Accounts receivable	95	101
Accounts payable and other liabilities	300	163

Disclosure of interests in subsidiaries

	Jurisdiction of Incorporation	Ownership Percentage
Subsidiary		2025	2024
Rogers Communications Canada Inc.	Canada	100%	100%
Rogers Media Inc.	Canada	100%	100%
Maple Leaf Sports & Entertainment Ltd.	Canada	75.0%	n/a 1
Backhaul Network Services Inc.	Canada	50.1%	n/a

Disclosure of subsidiaries
Subsidiaries
Under IFRS, certain summary financial information of BNSI is required to be disclosed (see note 28). Income and cash flow activity in the table below reflects the period from June 20, 2025 (the date the network transaction closed) to December 31, 2025.

As at or year ended December 31
(In millions of dollars)	2025

Current assets, including cash and cash equivalents of $0.4 billion	738
Long-term assets, including intangible assets of $7.9 billion	15,227
Current liabilities	(267)
Long-term liabilities	(16)

Total net assets	15,682

Revenue	823
Expenses	799

Net income	24

Net income attributable to RCI	12
Net income attributable to non-controlling interest	12

Cash flows provided by operating activities	618
Cash flows used in investing activities	(6,642)
Cash flows provided by financing activities	6,393

Change in cash and cash equivalents	369